Segment Information - Supplemental Geographical Information Based on Location (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Sales revenue	¥ 15,888,617	¥ 15,361,146	¥ 13,999,200
Operating profit (loss)	726,370	833,558	840,711
Assets	20,419,122	19,349,164	18,958,123
Non-current assets other than financial instruments and deferred tax assets	8,337,705	8,061,102	8,248,658
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	15,888,617	15,361,146	13,999,200
Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	2,695,603	2,580,515	2,492,467
Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,394,584	2,240,033	2,114,833
Geographical consolidation [member]
Disclosure of geographical areas [line items]
Sales revenue	19,836,393	19,041,047	17,190,398
Operating profit (loss)	719,976	827,680	875,879
Assets	20,305,056	19,385,593	19,020,696
Non-current assets other than financial instruments and deferred tax assets	8,337,705	8,061,102	8,248,658
Geographical consolidation [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	15,888,617	15,361,146	13,999,200
Geographical consolidation [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	3,947,776	3,679,901	3,191,198
Geographical consolidation [member] | Japan [member]
Disclosure of geographical areas [line items]
Sales revenue	4,848,313	4,480,684	4,113,409
Operating profit (loss)	10	86,916	104,560
Assets	4,546,640	4,405,523	4,236,574
Non-current assets other than financial instruments and deferred tax assets	2,695,603	2,580,515	2,492,467
Geographical consolidation [member] | Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,394,584	2,240,033	2,114,833
Geographical consolidation [member] | Japan [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	2,453,729	2,240,651	1,998,576
Geographical consolidation [member] | North America [member]
Disclosure of geographical areas [line items]
Sales revenue	9,023,964	8,584,605	8,098,068
Operating profit (loss)	299,750	278,476	398,725
Assets	11,418,194	10,651,191	10,743,185
Non-current assets other than financial instruments and deferred tax assets	4,740,675	4,530,019	4,766,609
Geographical consolidation [member] | North America [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	8,526,733	8,067,455	7,621,550
Geographical consolidation [member] | North America [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	497,231	517,150	476,518
Geographical consolidation [member] | Europe [member]
Disclosure of geographical areas [line items]
Sales revenue	927,424	917,214	789,393
Operating profit (loss)	(6,620)	15,837	12,112
Assets	694,606	727,045	675,983
Non-current assets other than financial instruments and deferred tax assets	65,500	105,649	107,443
Geographical consolidation [member] | Europe [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	652,335	680,497	638,436
Geographical consolidation [member] | Europe [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	275,089	236,717	150,957
Geographical consolidation [member] | Asia [member]
Disclosure of geographical areas [line items]
Sales revenue	4,272,239	4,221,020	3,456,033
Operating profit (loss)	404,220	402,620	331,466
Assets	3,024,357	2,942,053	2,694,622
Non-current assets other than financial instruments and deferred tax assets	691,211	683,006	694,919
Geographical consolidation [member] | Asia [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	3,557,338	3,541,680	2,893,404
Geographical consolidation [member] | Asia [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	714,901	679,340	562,629
Geographical consolidation [member] | Other regions [member]
Disclosure of geographical areas [line items]
Sales revenue	764,453	837,524	733,495
Operating profit (loss)	22,616	43,831	29,016
Assets	621,259	659,781	670,332
Non-current assets other than financial instruments and deferred tax assets	144,716	161,913	187,220
Geographical consolidation [member] | Other regions [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	757,627	831,481	730,977
Geographical consolidation [member] | Other regions [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	6,826	6,043	2,518
Reconciling items [member]
Disclosure of geographical areas [line items]
Sales revenue	(3,947,776)	(3,679,901)	(3,191,198)
Operating profit (loss)	6,394	5,878	(35,168)
Assets	114,066	(36,429)	(62,573)
Non-current assets other than financial instruments and deferred tax assets
Reconciling items [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue
Reconciling items [member] | Inter-geographic area [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ (3,947,776)	¥ (3,679,901)	¥ (3,191,198)